Share-Based Compensation (Details Textual) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 06, 2012	May 14, 2010	Apr. 23, 2012	Apr. 23, 2011	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-Based Compensation (Textual)
Granted during the year number of shares
Exercise price per share					$ 40.00	$ 40.00
Fair value of options grant date					18.9
Stockholders' Equity, Reverse Stock Split	1-for-10
Restricted Stock [Member]
Share-Based Compensation (Textual)
Granted during the year Number of shares		100,000
Vested during the year Number of shares			50,000	50,000
Forfeited during the year Number of shares			50,000
Granted during the year fair value					$ 3.94
Restricted Stock or unit expense					$ 0	$ 0	$ 0
Stock Option [Member]
Share-Based Compensation (Textual)
Share based compensation expenses					$ 0	$ 0	$ 2,000
Plan 2010 [Member]
Share-Based Compensation (Textual)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1,500,000
Granted during the year number of shares		180,000
Exercise price per share		$ 4.00
Option grant date and vesting, term					10 years